Consolidated Statements of Income (loss) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Revenue	$ 63,826	$ 44,615
Direct manufacturing costs	44,106	30,926
Gross margin	19,720	13,689
Expenses
Research and development	4,379	3,038
Government assistance	(89)	(316)
Sales and marketing	2,928	2,935
General and administrative	3,679	3,939
Stock based compensation	1,756	2,155
Depreciation and amortization	1,527	1,209
Operating expenses	14,180	12,960
Income from operations	5,540	729
Finance charges	2,755	3,700
Loss (gain) from fair value changes in derivative liability	915	(1,334)
Foreign exchange loss (gain) and interest income	560	(152)
Income (loss) before income tax	1,310	(1,485)
Income tax recovery	2,053
Net income (loss) for the year	$ 3,363	$ (1,485)
Basic income (loss) per share	$ 0.09	$ (0.04)
Diluted income (loss) per share	$ 0.08	$ (0.04)
Weighted average number of shares – basic	39,077,512	34,012,383
Weighted average number of shares – diluted	41,374,979	34,012,383